Related party transactions (Tables)	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
Schedule of balances of significant transactions

		06.30.2026		12.31.2025
	Assets	Liabilities	Assets	Liabilities
Joint ventures and associates
Petrochemical companies (associates)	59	32	33	28
Other associates and joint ventures	35	21	44	27
Subtotal	94	53	77	55
Brazilian government entities
Government bonds	527	−	552	−
Banks controlled by the Brazilian Government	18,659	4,415	16,027	3,790
Fuel Trading Subsidy Program (note 28.1.1)	2,021	−	−	−
Brazilian Federal Government (1)	−	775	−	893
Pré-Sal Petróleo S.A. – PPSA	−	1	−	116
Others	99	191	181	170
Subtotal	21,306	5,382	16,760	4,969
Petros	54	256	50	310
Total	21,454	5,691	16,887	5,334
Current	4,671	927	1,896	1,453
Non-Current	16,783	4,764	14,991	3,881
(1) Includes amounts related to dividends and lease liability.

Schedule of income expenses of significant transactions

	2026	2025	2026	2025
	Jan-Jun	Jan-Jun	Apr-Jun	Apr-Jun
Joint ventures and associates
Petrochemical companies (associates)	2,102	1,650	1,237	838
Other associates and joint ventures	21	21	11	10
Subtotal	2,123	1,671	1,248	848
Brazilian government entities
Government bonds	31	59	15	29
Banks controlled by the Brazilian Government	(21)	(91)	8	(46)
Fuel Trading Subsidy Program (note 28.1.1)	2,453	−	2,312	−
Brazilian Federal Government	(59)	(58)	(35)	(33)
Pré-Sal Petróleo S.A. – PPSA	(134)	(230)	(116)	24
Others	(161)	(127)	(45)	(60)
Subtotal	2,109	(447)	2,139	(86)
Petros	(10)	(9)	(5)	(5)
Total - Income (Expenses)	4,222	1,215	3,382	757
Revenues, mainly sales revenues	2,106	1,661	1,095	844
Income (expenses)	2,172	(358)	2,298	(38)
Foreign exchange and inflation indexation charges, net	(50)	(33)	(31)	(18)
Finance income (expenses), net	(6)	(55)	20	(31)
Total - Income (Expenses)	4,222	1,215	3,382	757

Schedule of fuel trading subsidy program

Fuel	Provisional Measure (1)	Effectiveness	Description	Subsidy gross revenues	Sales charges	Subsidy net revenues
Road-use Diesel	1,340/2026	March 12 to March 31, 2026	US$ 0.06 (R$ 0.32) per liter	141	(13)	128
	1,340/2026	April 1 to April 7, 2026	Up to US$ 0.06 (R$ 0.32) per liter	34	(3)	31
	1,340/2026	April 7 to June 01, 2026	Up to US$ 0.22 (R$ 1.12) per liter	1,096	(102)	994
	1,363/2026	June 2, 2026 onwards	US$ 0.22 (R$ 1.12) per liter	746	(69)	677
Road-use Diesel "A"	1,358/2026	June 1, 2026 onwards	US$ 67.90 (R$ 351.51) per m3	242	(22)	220
LPG	1,349/2026	April 1, 2026 onwards	US$ 164.20 (R$ 850.00) per ton	19	(1)	18
Gasoline	1,358/2026	May 29, 2026 onwards	US$ 0.08 (R$ 0.44) per liter	175	(16)	159
Total				2,453	(226)	2,227
(1) Complemented by the related decrees and ordinances.

Schedule of of total compensation

					Parent Company
		Jan-Jun/2026			Jan-Jun/2025
	Executive Officers	Board of Directors	Total	Executive Officers	Board of Directors	Total
Wages and short-term benefits	1.7	0.2	1.9	1.4	0.2	1.6
Social security and other employee-related taxes	0.4	−	0.4	0.4	−	0.4
Post-employment benefits (pension plan)	0.2	−	0.2	0.2	−	0.2
Benefits due to termination of tenure	−	−	−	0.1	−	0.1
Total compensation recognized in the statement of income	2.3	0.2	2.5	2.1	0.2	2.3
Total compensation paid (1)	4.3	0.2	4.5	3.7	0.2	3.9
Monthly average number of members	8.67	11.00	19.67	8.83	11.00	19.83
Monthly average number of paid members	8.67	9.00	17.67	8.83	9.00	17.83
(1) Includes variable compensation for Executive Officers relating to previous periods.